UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 1999

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$159,929	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
AIRTOUCH COMMUNICATION COM
00949T100
$330
3,414
Sole
None
3,414
ALLSTATE CORP COM
020002101
$307
8,291
Sole
None
8,291
AMERICAN EXPRESS CO COM
025816109
$1,872
15,900
Sole
None
15,900
AMERICAN INTL GROUP COM
026874107
$590
4,892
Sole
None
4,892
AMERIPATH INC COM
03071D109
$2,934
326,000
Sole
None
326,000
ASSOCIATED ESTATE RLTY COM
045604105
$408
39,100
Sole
None
39,100
ASSOCIATES FIRST CAP CL A
046008108
$363
8,060
Sole
None
8,060
ATLANTIC RICHFIELD CO COM
048825103
$878
12,000
Sole
None
12,000
AVERY DENNISON CORP COM
053611109
$305
5,300
Sole
None
5,300
BAKER HUGHES INC COM
057224107
$1,315
54,100
Sole
None
54,100
BANK ONE CORP COM
06423A103
$605
10,985
Sole
None
10,985
BANKAMERICA CORP NEW COM
060505104
$1,667
23,602
Sole
None
23,602
BOYKIN LODGING CO COM
103430104
$1,838
153,200
Sole
None
153,200
BRIGHT HORIZON FAMILY COM
109195107
$308
14,100
Sole
None
14,100
BRINKER INTL INC COM
109641100
$2,640
101,800
Sole
None
101,800
BRISTOL MYERS SQUIBB COM
110122108
$1,583
24,680
Sole
None
24,680
BROWNING FERRIS INDS COM
115885105
$544
14,100
Sole
None
14,100
CAMDEN PPTY TR SH BEN INT
133131102
$1,961
79,243
Sole
None
79,243
CANADIAN NATL RY CO COM
136375102
$1,279
23,000
Sole
None
23,000
CATERPILLAR INC DEL COM
149123101
$515
11,200
Sole
None
11,200
CENDANT CORP COM
151313103
$2,007
125,933
Sole
None
125,933
CENTEX CORP COM
152312104
$955
28,600
Sole
None
28,600
CENTRAL NEWSPAPERS INC CL A
154647101
$1,631
52,400
Sole
None
52,400
CHART INDS INC COM
16115Q100
$791
120,600
Sole
None
120,600
CISCO SYS INC COM
17275R102
$2,755
25,150
Sole
None
25,150
COMDISCO INC COM
200336105
$3,072
171,850
Sole
None
171,850
COMERICA INC COM
200340107
$612
9,794
Sole
None
9,794
CONSOLIDATED STORES CP COM
210149100
$2,468
81,424
Sole
None
81,424
CROSSMANN CMNTYS INC COM
22764E109
$2,079
104,300
Sole
None
104,300
DONALDSON LUFKN&JEN NW
COM
257661108
$865
12,400
Sole
None
12,400
DU PONT E I DE NEMOURS COM
263534109
$337
5,800
Sole
None
5,800
DUKE REALTY INVT INC COM NEW
264411505
$1,563
72,700
Sole
None
72,700
EASTMAN KODAK CO COM
277461109
$3,038
47,565
Sole
None
47,565
EEX CORP COM
26842V207
$181
37,032
Sole
None
37,032
ELAN PLC ADR
284131208
$328
4,708
Sole
None
4,708
ENRON CORP COM
293561106
$3,540
55,100
Sole
None
55,100
ESSEF CORP COM
269145108
$1,196
78,408
Sole
None
78,408
EVEREN CAPITAL CORP COM
299761106
$421
21,500
Sole
None
21,500
EXXON CORP COM
30231G102
$253
3,584
Sole
None
3,584
FIRST UN CORP COM
337358105
$402
7,520
Sole
None
7,520
FLUOR CORP COM
343412102
$1,458
54,000
Sole
None
54,000
FORD MTR CO DEL COM
345370860
$854
15,068
Sole
None
15,068
GATX CORP COM
361448103
$975
29,600
Sole
None
29,600
GENCORP INC COM
368682100
$2,779
154,412
Sole
None
154,412
GENERAL ELEC CO COM
369604103
$1,188
10,740
Sole
None
10,740
GENERAL MTRS CORP COM
370442105
$4,558
52,388
Sole
None
52,388
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$542
7,300
Sole
None
7,300
GEORGIA PAC CORP COM-TIMBER
GRP
373298702
$209
9,300
Sole
None
9,300
GILLETTE CO COM
375766102
$398
6,700
Sole
None
6,700
GTE CORP COM
362320103
$2,674
44,201
Sole
None
44,201
HALLIBURTON CO COM
406216101
$2,366
61,460
Sole
None
61,460
HANNA M A CO COM
410522106
$1,147
89,525
Sole
None
89,525
HARTFORD FINL SVCS COM
416515104
$716
12,600
Sole
None
12,600
HILFIGER TOMMY CORP ORD
G8915Z102
$5,179
75,200
Sole
None
75,200
HORACE MANN EDUCTR CP COM
440327104
$1,515
65,344
Sole
None
65,344
HUFFY CORP COM
444356109
$1,798
149,825
Sole
None
149,825
INTEL CORP COM
458140100
$3,728
31,364
Sole
None
31,364
INTERNATIONAL BUS MACH COM
459200101
$362
2,040
Sole
None
2,040
INTL PAPER CO COM
460146103
$253
6,000
Sole
None
6,000
ITT INDS INC IND COM
450911102
$1,146
32,400
Sole
None
32,400
J P MORGAN CHASE & CO COM
46625H100
$295
2,388
Sole
None
2,388
KEMPER NEW EUROPE FD CL M
48841Y404
$1,287
67,740
Sole
None
67,740
KENNAMETAL INC COM
489170100
$1,338
75,900
Sole
None
75,900
KEYCORP NEW COM
493267108
$201
6,618
Sole
None
6,618
KIMBERLY CLARK CORP COM
494368103
$651
13,572
Sole
None
13,572
LEHMAN BROS HLDGS INC COM
524908100
$304
5,080
Sole
None
5,080
LILLIAN VERNON CORP COM
532430105
$833
69,400
Sole
None
69,400
LITCHFIELD FINL CORP COM
536619109
$3,351
197,092
Sole
None
197,092
LOEWS CORP COM
540424108
$886
11,872
Sole
None
11,872
MENTOR CORP MINN COM
587188103
$567
38,600
Sole
None
38,600
MERCK & CO INC COM
589331107
$5,384
67,200
Sole
None
67,200
MOBIL CORP COM
607059102
$796
9,050
Sole
None
9,050
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$477
4,776
Sole
None
4,776
NATIONAL CITY CORP COM
635405103
$714
10,762
Sole
None
10,762
NATIONAL SEMICONDUCTOR COM
637640103
$1,817
195,162
Sole
None
195,162
NORDSON CORP COM
655663102
$2,542
45,600
Sole
None
45,600
NORDSTROM INC
655664100
$4,715
115,340
Sole
None
115,340
OWENS & MINOR INC NEW COM
690732102
$2,574
254,202
Sole
None
254,202
PFIZER INC COM
717081103
$677
4,880
Sole
None
4,880
PROGRESSIVE CORP OHIO COM
743315103
$861
6,000
Sole
None
6,000
PROGRESSIVE CORP OHIO COM
743315103
$6,134
42,748
Sole
None
42,748
QUALITY DINING INC COM
74756P105
$378
131,500
Sole
None
131,500
RJR NABISCO HLDGS CORP COM
NEW
62952P102
$2,103
84,100
Sole
None
84,100
ROCKWELL COLLINS INC COM
774341101
$1,862
98,314
Sole
None
98,314
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$270
5,200
Sole
None
5,200
SAKS INC COM
79377W108
$244
9,368
Sole
None
9,368
SBC COMMUNICATIONS INC COM
78387G103
$3,397
71,996
Sole
None
71,996
SCHLUMBERGER LTD COM
806857108
$4,442
73,800
Sole
None
73,800
SCOTTS CO CL A
810186106
$3,179
85,070
Sole
None
85,070
SCUDDER NEW ASIA FD COM
811183102
$802
77,260
Sole
None
77,260
SIMON PPTY GROUP NEW COM
828806109
$2,040
74,348
Sole
None
74,348
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,551
89,327
Sole
None
89,327
STERIS CORP COM
859152100
$985
37,000
Sole
None
37,000
SUNGLASS HUT INTL INC COM
86736F106
$2,432
231,600
Sole
None
231,600
TECUMSEH PRODS CO CL A
878895200
$937
18,400
Sole
None
18,400
TENET HEALTHCARE CORP COM
88033G100
$555
29,330
Sole
None
29,330
TERADYNE INC COM
880770102
$273
5,000
Sole
None
5,000
TEXACO INC COM
881694103
$1,283
22,600
Sole
None
22,600
TIME WARNER INC COM
887317105
$255
3,600
Sole
None
3,600
TOLL BROTHERS INC COM
889478103
$291
16,031
Sole
None
16,031
TRW INC COM
872649108
$1,766
38,804
Sole
None
38,804
UNITED ASSET MGMT CORP COM
909420101
$3,168
140,000
Sole
None
140,000
WACHOVIA CORP 2ND NEW COM
929903102
$428
8,000
Sole
None
8,000
WILD OATS MARKETS INC COM
96808B107
$4,106
151,370
Sole
None
151,370
XEROX CORP COM
984121103
$313
6,000
Sole
None
6,000
YORK INTL CORP NEW COM
986670107
$886
25,100
Sole
None
25,100









$159,929